INTANGIBLE ASSETS AND GOODWILL (Schedule of estimated amortization expense) (Details) - USD ($)	Jan. 31, 2024	Jan. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
January 31, 2025	$ 1,298,974
January 31, 2026	1,298,974
January 31, 2027	1,298,974
January 31, 2028	1,298,974
January 31, 2029	1,286,969
Estimated aggregate amortization expense, Total	$ 6,482,865	$ 7,886,825